Lease (Tables)	12 Months Ended
Jun. 30, 2024
Lease [Abstract]
Schedule of Operating Lease	Supplemental balance sheet information related to operating lease was as follows:
	For the years ended June 30,
	2024	2023
	USD	USD
Right-of-use assets	547,214	704,531

Operating lease liabilities – current	190,023	174,650
Operating lease liabilities – non-current	335,241	500,262
Total operating lease liabilities	525,264	674,912
The components of lease expenses were as follows:
	For the years ended June 30,
	2024	2023	2022
	USD	USD	USD
Lease cost
Amortization of right-of-use assets	196,111	93,078	-
Interest of operating lease liabilities	27,051	16,994	-
Total Lease cost	223,162	110,072	-
The weighted average remaining lease terms and discount rates for the operating lease as of June 30, 2024 were as follows:
Weighted average remaining lease term (years):	3.11
Weighted average discount rate:	4.25%

Schedule of Future Minimum Payments Under the Group’s Operating Leases	The following is a schedule of future minimum payments under the Group’s operating leases as of June 30, 2024:
Amount
USD
2025	209,246
2026	160,872
2027	142,631
Thereafter	49,284
Total lease payments	562,033
Less: imputed interest	(36,769)
Present value of operating lease liabilities	525,264